Balance Sheet Details - Schedule of Property Plant and Equipment (Details) - USD ($)	Jul. 31, 2019	Jul. 31, 2018
Property, plant, and equipment	$ 1,022,000	$ 1,085,000
Less accumulated depreciation	(731,000)	(624,000)
Property, plant, and equipment, net	362,000	461,000
Computer and Equipment [Member]
Property, plant, and equipment	1,072,000	1,064,000
Furniture and Fixtures [Member]
Property, plant, and equipment	$ 21,000	$ 21,000